SHARE-BASED COMPENSATION - Incentive Plan (Details) - Stock Options	12 Months Ended
Dec. 31, 2021
SHARE-BASED COMPENSATION
Maximum number of awards, as a percent of capitalization	15.00%
Expiration period	5 years